BASIS OF PRESENTATION AND LIQUIDITY	12 Months Ended
Dec. 31, 2013
BASIS OF PRESENTATION AND LIQUIDITY
BASIS OF PRESENTATION AND LIQUIDITY

NOTE 1—BASIS OF PRESENTATION AND LIQUIDITY

        UTStarcom Holdings Corp., or the Company, a Cayman Islands corporation incorporated in 2011, is a global telecom infrastructure provider dedicated to developing technology that will serve the rapidly growing demand for bandwidth from cloud-based services, mobile, streaming and other applications. The Company works with carriers globally, from Asia to the Americas, to meet this demand through a range of innovative broadband packet optical transport and wireless/fixed-line access products and solutions.

        UTStarcom was founded in 1991 and started trading on NASDAQ in 2000. On June 24, 2011, the stockholders of UTStarcom Inc. approved the proposed merger, or the Merger, to reorganize UTStarcom, Inc. as a Cayman Islands company. Pursuant to the approval of the shareholders, UTSI Mergeco Inc., a Delaware corporation and a wholly-owned subsidiary of UTStarcom Holdings Corp., merged with and into the existing public company, UTStarcom, Inc., which is incorporated under the laws of the State of Delaware. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries.

        Also pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom Inc. The Company's business is conducted in substantially the same manner as was conducted by UTStarcom, Inc. The transaction was accounted for as a legal re-organization of entities under common control. Accordingly, the accompanying consolidated financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods. The consolidated financial statements of the Company prior to the Merger in 2011 reflect the financial position, results of operations and cash flows of UTStarcom, Inc. and its subsidiaries. The consolidated financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 reflect the financial position, results of operations and cash flows of the Company.

        The accompanying consolidated financial statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements. The noncontrolling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

        The accompanying consolidated balance sheets as of December 31, 2013 and 2012, and the Consolidated Statements of Operations and Comprehensive Income (Loss) for each of the three years ended December 31, 2013, 2012 and 2011 have been prepared by the Company pursuant to the rules and regulations of the SEC and in conformity with generally accepted accounting principles in the U.S. ("US GAAP").

        The accompanying consolidated financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

        The Company has incurred a net loss of $22.7 million during the year ended December 31, 2013, a net loss and a net income of $34.4 million and $13.4 million during the years ended December 31, 2012 and 2011, respectively. As of December 31, 2013, the Company had an accumulated deficit of $1,176.0 million. The Company incurred net cash outflow from operations of $1.9 million, $25.6 million and $41.7 million during the years ended December 31, 2013, 2012 and 2011 respectively.

        As of December 31, 2013, the Company had cash and cash equivalents of $107.8 million, of which $11.5 million was held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The Company's China subsidiaries are subjected to pre-approval from the State Administration of Foreign Exchange ("SAFE") for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company's non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China. Our China subsidiaries have no accumulated profit as of December 31, 2013 determined in accordance with Chinese accounting standards that can be paid as dividends. In the years 2011, 2012 and 2013, our China subsidiaries did not pay dividends to our parent company.

        Global economies have experienced a significant downturn driven by a financial and credit crisis that will continue to challenge such economies for some period of time. Under the current macroeconomic environment, there are significant risks and uncertainties inherent in management's ability to forecast future results. The operating environment confronting the Company, both internally and externally, raises significant uncertainties.

        In the past years, the Company took a number of actions to improve its liquidity. Starting in June 2009, management expanded the initiatives to include a worldwide reduction in workforce and optimizing R&D spending with a focus on selected products. The Company's year-over-year selling, general and administrative and R&D operating expenses decreased significantly both in 2012 and 2013 and management believes the continuing efforts to stream-line operations will enable the Company's fixed cost base to be better aligned with operations, market demand and projected sales levels. If projected sales do not materialize, the Company will need to take further actions to reduce costs and expenses or explore other cost reduction options.

        In December 2009, the Company entered into a Sale Leaseback Agreement for the sale of its manufacturing, R&D, and administrative offices facility in Hangzhou, China to a third party for approximately $138.8 million and leaseback of a portion of the facility. As of May 31, 2010, the Company had received all of the sales proceeds and met all criteria for consummation of the sale of the Hangzhou facility. See Note 7 for additional information on the sale-leaseback transaction. On May 31, 2010, the Company and the buyer agreed that all conditions precedent to the closing had been met and the leaseback commenced on June 1, 2010. However, the Company decided to terminate the lease of the Hangzhou facility in June 2011 and notified the landlord on December 8, 2010, six months in advance, according to the termination clause in the Sale Leaseback Agreement. The termination agreement was signed between the landlord and the Company in June 2011 and both parties agreed to terminate the lease on June 30, 2011. The Company paid early termination penalties of approximately $9.8 million in total to the landlord in 2010 and 2011.

        On October 16, 2010, the Company invested in iTV Media Inc. or iTV, by entering an Ordinary Shares Purchase Agreement with iTV and Smart Frontier, the sole shareholder of iTV, to purchase 5,100,000 ordinary shares at a total price of $10.0 million, which consisted of 51% of iTV's total shares which were held by Smart Frontier, the purchase price was paid by the Company's ordinary shares, which would be repurchased back in future by the Company according to the Ordinary Shares Purchase Agreement. Concurrent with entering into the Ordinary Shares Purchase Agreement, the Company also entered into a Series A Preference Shares Purchase Agreement to purchase from iTV 9,600,000 Series A Preference Shares for an aggregate cash consideration of $20.0 million. The Purchase Shares and the Series A Preference Shares together constitute 75% of the total shares of iTV which gave the Company control over iTV. The Company recorded this transaction as an acquisition of a business. The transactions closed on November 8, 2010. The Company issued 4,473,272 (or 1,491,091 after reverse share split) ordinary shares to Smart Frontier with a fair value of $9.8 million based on the market price of the Company's ordinary share as at November 8, 2010 for the purchase price of $10.0 million for the iTV ordinary shares and made cash payments of $20.0 million to iTV for the purchase of Series A Preference Shares.

        On April 15, 2012, the Share Exchange Agreement was entered into by the Company and the iTV shareholders to exercise the repurchase right. The transaction was effective on June 4, 2012 and the transfer was completed on June 21, 2012. Upon the execution of the Share Exchange Agreement, 4,473,272 (or 1,491,091 after reverse share split) UTStarcom ordinary shares previously held by Smart Frontier were transferred back to the Company as treasury shares and the 5,100,000 ordinary shares of Stage Smart Limited previously held by UTStarcom were transferred back to Smart Frontier Holdings Limited. After the repurchase, the Company decreased its ownership in iTV from 75% to approximately 49% and reduced its representation on the iTV board of directors from three to two out of a total of five board seats, which triggered deconsolidation of iTV from its consolidated financial statements starting from June 21, 2012. Since the remaining Series A Preference Shares of iTV invested by the Company did not qualify as the in-substance common stock due to their substantive liquidation preference, the Company uses the cost method to account for the investment the iTV Series A preference shares after the deconsolidation.

        On December 3, 2012, iTV issued a convertible bond to the Company for cash in the principal amount of $3.0 million which bears interest at 6.5% per annum and matured on December 31, 2013 and subsequently the maturity date was extended to December 31, 2015. The convertible bond is classified as available-for-sale securities subject to fair value accounting.

        On January 2, 2013, iTV issued another convertible bond to the Company for cash in the principal amount of $5.0 million with a maturity date of December 31, 2013, and also subsequently extended the maturity date to December 31, 2015. The issuance of these additional convertible bonds triggered a reassessment of the Company's previous cost method accounting for its investment in the preference shares. Due to the additional convertible bond investment and the decreasing fair value of the ordinary shares of iTV in relation to the total fair value of that company, it was determined the preference shares of iTV Media owned by the Company now substantively participated in the risks and rewards of iTV Media, irrespective of the liquidation preferences, and were considered as in-substance common stock. Therefore, the Company concluded the equity method criteria had been met and the equity accounting commenced in the first quarter of 2013. As a result, the Company recorded total $9.6 million losses for this equity investment in 2013 equivalent to 49% of iTVs losses for the year. As of December 31, 2013, the remaining balance in the preferred stock is $5.3M.

        In the second quarter of 2013, the Company further invested in an additional $15.0 million convertible bond issued by iTV Media with a maturity date of May 31, 2014. In the fourth quarter of 2013, the Company further invested in an additional $12.1 million convertible bond issued by iTV Media of which $5.0 million was invested through cash with a maturity date of August 31, 2014 and $7.1 million through the conversion of outstanding receivables with a maturity date of December 31, 2015. No significant gain or loss was generated from the conversion of receivables to convertible bonds because it was converted at the book value of the receivables.

        Through December 31, 2013, the Company has invested $20.0 million preference shares and $35.1 million convertible bonds in iTV Media. If converted, these investments represent approximately 73% of the equity of iTV Media. Nevertheless, the Company does not have control over iTV Media because the founder and CEO of iTV Media retains the right to elect three of the five board members of iTV Media unless the voting interests controlled by him falls below 10% of the total voting interests of iTV Media. As the iTV Media board of directors has the power to elect or dismiss officers, approve the budget, make strategic decisions and evaluate possible merger and acquisition opportunities of that company, the founder and CEO of iTV Media controls that company. iTV Media is considered as a Variable Interest Entity because it is thinly capitalized. Management has concluded the founder and CEO of iTV Media was the primary beneficiary of iTV Media for the year ended December 31, 2013, because he met the power criterion and loss/benefits criterion in accordance to ASC 81010-25. For the above reasons, the company did not consolidate iTV Media as of December 31, 2013 and for the year ended December 31, 2013. After recognizing an impairment charge of $9.1 million impairment charge in 2013, the convertible bond investments balance at December 31, 2013 was $26.0 million. If iTV Media can not obtain funding that is more senior than the convertible bonds from other parties, once the preferred shares book value is reduced to zero due to 49% equity loss pick up, the Company will recognize 100% of iTV Media's losses until its convertible bond investment balance has been depleted.

        On July 27, 2012, the Company announced strategic initiatives to divest its IPTV equipment business, which became a privately-held standalone company. On August 31, 2012, the Company successfully closed the divestiture of its IPTV business and paid a total consideration of approximately $30.0 million related to the net liabilities transferred and also purchased a convertible bond in the principal amount of $20.0 million issued by the privately-held standalone company. See "Note 3—Divestiture".

        Management believes that the continuing efforts to stream-line its operations will enable its fixed cost base to be better aligned with operations, market demand and projected sales level. Management believes both the Company's China and non-China operations will have sufficient liquidity to finance working capital and capital expenditure needs in excess of 12 months. Furthermore, the Company has concentrated its business in Asia, particularly Taiwan and Japan. Any unforeseen prolonged economic and /or political risks in these markets could impact the Company's customers in making their respective investment decisions and could have a material impact on the foregoing assessment. There can be no assurance that additional financing, if required, will be available on terms satisfactory to the Company or at all, and if funds are raised in the future through issuance of preferred stock or debt, these securities could have rights, privileges or preference senior to those of the Company's ordinary share and newly issued debt could contain debt covenants that impose restrictions on the Company's operations. Further, any sale of newly issued debt or equity securities could result in additional dilution to the Company's current shareholders.

        On March 21, 2013, shareholders of the Company approved the consolidation for the authorized share capital of the Company from the existing 750,000,000 Ordinary Shares of $0.00125 par value each into 250,000,000 Ordinary Shares of $0.00375 par value each. As a result, the one-for-three reverse split of the Company's ordinary shares became effective on March 21, 2013 with trading of the post-reverse split-adjusted basis on the NASDAQ Global Select Market as of the opening of trading on Friday, March 22, 2013. All shares/per share related data in the presentation of these financial statements have been adjusted retroactively to reflect the one for three reverse share split.

        The Company has reclassified the prior year presentation of investment impairment loss to present on a separate line consistent with the 2013 presentation in the Consolidated Statements of Operations and Comprehensive Income (Loss). We consider this adjustment immaterial to the Consolidated Statements of Operations and Comprehensive Income (Loss) of 2012 and 2011.